CAPITAL (Tables)	6 Months Ended
Jun. 30, 2020
Banking Regulation, Total Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2020
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,325,922	11.82%	$785,338	7.00%	N/A	N/A
First Financial Bank	1,452,403	12.95%	784,807	7.00%	$728,749	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,368,818	12.20%	953,625	8.50%	N/A	N/A
First Financial Bank	1,452,507	12.96%	952,980	8.50%	896,922	8.00%

Total capital to risk-weighted assets
Consolidated	1,744,802	15.55%	1,178,007	10.50%	N/A	N/A
First Financial Bank	1,560,457	13.92%	1,177,211	10.50%	1,121,153	10.00%

Leverage
Consolidated	1,368,818	9.55%	573,526	4.00%	N/A	N/A
First Financial Bank	1,452,507	10.14%	573,094	4.00%	716,367	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2019
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,245,746	11.30%	$771,666	7.00%	N/A	N/A
First Financial Bank	1,333,978	12.11%	770,997	7.00%	$715,926	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,288,185	11.69%	937,023	8.50%	N/A	N/A
First Financial Bank	1,334,082	12.11%	936,211	8.50%	881,140	8.00%

Total capital to risk-weighted assets
Consolidated	1,475,813	13.39%	1,157,498	10.50%	N/A	N/A
First Financial Bank	1,399,817	12.71%	1,156,496	10.50%	1,101,425	10.00%

Leverage
Consolidated	1,288,185	9.58%	537,606	4.00%	N/A	N/A
First Financial Bank	1,334,082	9.93%	537,299	4.00%	671,623	5.00%